Consolidated Statement of Changes in Stockholders' Equity (Deficit) [Parenthetical] (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 25, 2011
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001